Shareholder Fees - Scharf Multi-Asset Opportunity Fund	Jan. 28, 2026
Scharf Multi-Asset Opportunity Fund Retail Class
Prospectus [Line Items]
Redemption Fee (as a percentage of Amount Redeemed)	0.00%
Scharf Multi-Asset Opportunity Fund Institutional Class
Prospectus [Line Items]
Redemption Fee (as a percentage of Amount Redeemed)	0.00%